UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EMERGING MARKETS FUND
FEBRUARY 28, 2011

                                                                      (Form N-Q)

48477-0411                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
February 28, 2011 (unaudited)

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.1%)

              COMMON STOCKS (89.7%)

              CONSUMER DISCRETIONARY (8.7%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
11,202,000    China Dongxiang Group Co.                                                     $   4,243
                                                                                            ---------
              APPAREL RETAIL (0.3%)
    40,200    Foschini Ltd.                                                                       453
   273,700    Mr. Price Group Ltd.                                                              2,357
    50,300    Truworths International Ltd.                                                        461
                                                                                            ---------
                                                                                                3,271
                                                                                            ---------
              AUTO PARTS & EQUIPMENT (0.6%)
    42,600    Halla Climate Control Corp.*                                                        649
     7,900    Hyundai Mobis Co. Ltd.                                                            1,837
   962,000    Minth Group Ltd.                                                                  1,458
   688,000    UMW Holdings Berhad                                                               1,644
                                                                                            ---------
                                                                                                5,588
                                                                                            ---------
              AUTOMOBILE MANUFACTURERS (1.8%)
    79,600    Ford Otomotiv Sanayi A.S.                                                           675
 2,638,866    Guangzhou Automobile Industry Group Co. Ltd. "H"                                  3,409
    11,980    Hyundai Motor Co. Ltd.                                                            1,889
   102,360    KIA Motors Corp.                                                                  5,206
   231,500    Mahindra & Mahindra Ltd. GDR                                                      3,185
   209,000    PT Astra International Tbk                                                        1,233
   217,600    TOFAS (Turk Otomobil Fabrikasi A.S.)                                              1,051
                                                                                            ---------
                                                                                               16,648
                                                                                            ---------
              BROADCASTING (0.3%)
    19,800    CTC Media, Inc.                                                                     416
   103,800    Grupo Televisa S.A. de C.V. ADR*                                                  2,452
                                                                                            ---------
                                                                                                2,868
                                                                                            ---------
              CABLE & SATELLITE (0.2%)
    24,500    ednNaspers Ltd.                                                                   1,407
                                                                                            ---------
              CASINOS & GAMING (1.1%)
   701,500    Genting Berhad                                                                    2,297
   213,730    Grand Korea Leisure Co. Ltd.                                                      3,579
 3,971,620    Resorts World Berhad                                                              4,310
                                                                                            ---------
                                                                                               10,186
                                                                                            ---------
              CONSUMER ELECTRONICS (0.6%)
    34,488    LG Electronics, Inc.                                                              3,392
 9,054,000    Tatung Co. Ltd.*(a)                                                               2,101
                                                                                            ---------
                                                                                                5,493
                                                                                            ---------
              DEPARTMENT STORES (0.4%)
    67,200    El Puerto De Liverpool , S.A.B. de C.V.                                             486

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1  | USAA Emerging Markets Fund

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
   360,000    Golden Eagle Retail Group Ltd.                                                $     816
 1,193,000    Intime Department Store Co. Ltd.                                                  1,630
       600    Lotte Shopping Co. Ltd.                                                             208
   197,200    Woolworths Holdings Ltd.                                                            756
                                                                                            ---------
                                                                                                3,896
                                                                                            ---------
              DISTRIBUTORS (0.2%)
   144,600    Imperial Holdings Ltd.                                                            2,334
                                                                                            ---------
              FOOTWEAR (0.2%)
   263,780    Grendene S.A., acquired 2/03/2005 - 9/23/2009; cost $828(b)                       1,491
   976,000    Prime Success International Group Ltd.                                              768
                                                                                            ---------
                                                                                                2,259
                                                                                            ---------
              GENERAL MERCHANDISE STORES (0.3%)
   445,400    Clicks Group Ltd.                                                                 2,463
    39,000    Lojas Americanas S.A.                                                               314
                                                                                            ---------
                                                                                                2,777
                                                                                            ---------
              HOME IMPROVEMENT RETAIL (0.4%)
   509,190    JD Group Ltd.                                                                     3,818
                                                                                            ---------
              HOMEBUILDING (0.9%)
 2,669,600    Consorcio ARA S.A. de C.V.                                                        1,575
   257,600    Corporacion GEO, S.A. de C.V. "B"*                                                  726
    82,100    Cyrela Brazil Realty S.A.                                                           817
    90,650    Desarrolladora Homex S.A. de C.V. ADR*(c)                                         2,468
   168,500    Even Construtora e Incorporadora S.A.                                               759
    23,000    Gafisa S.A. ADR                                                                     290
   134,500    PDG Realty S.A. Empreedimentos                                                      735
   118,500    Rossi Residencial SA                                                                919
                                                                                            ---------
                                                                                                8,289
                                                                                            ---------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
   557,600    Asian Hotels & Properties plc                                                       981
                                                                                            ---------
              HOUSEHOLD APPLIANCES (0.1%)
   222,600    Arcelik A.S.                                                                      1,033
                                                                                            ---------
              HOUSEWARES & SPECIALTIES (0.1%)
   638,200    Turk Sise ve Cam Fabrikalari A.S.*                                                1,106
                                                                                            ---------
              MOVIES & ENTERTAINMENT (0.2%)
    44,000    Mail.Ru Group Ltd. GDR*(a)                                                        1,595
                                                                                            ---------
              RESTAURANTS (0.1%)
   523,000    Ajisen (China) Holdings Ltd.                                                        798
                                                                                            ---------
              TEXTILES (0.3%)
 2,699,500    Weiqiao Textile Co. Ltd. "H"                                                      2,458
                                                                                            ---------
              Total Consumer Discretionary                                                     81,048
                                                                                            ---------
              CONSUMER STAPLES (4.5%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
18,329,500    Global Bio-chem Technology Group Co. Ltd.*                                        2,589
   163,000    Kuala Lumpur Kepong Berhad                                                        1,079
 2,256,900    PT Charoen Pokphand Indonesia Tbk                                                   389
                                                                                            ---------
                                                                                                4,057
                                                                                            ---------
              BREWERS (0.5%)
    38,900    Compania Cervecerias Unidas S.A. ADR                                              2,107
    79,400    Grupo Modelo S.A. de C.V. "C"                                                       480
    24,227    Hite Brewery Co. Ltd.                                                             2,179
                                                                                            ---------
                                                                                                4,766
                                                                                            ---------

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                                                   Portfolio of Investments |  2

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              DISTILLERS & VINTNERS (0.2%)
   432,500    Distilleries Co. of Sri Lanka plc                                             $     660
    45,100    Jinro Ltd.                                                                        1,241
                                                                                            ---------
                                                                                                1,901
                                                                                            ---------
              FOOD DISTRIBUTORS (0.1%)
    93,700    Spar Group Ltd.                                                                   1,278
                                                                                            ---------
              FOOD RETAIL (0.6%)
   160,079    O'KEY Group S.A. GDR*                                                             1,855
   345,000    President Chain Store Corp.(a)                                                    1,440
    85,700    Shoprite Holdings Ltd.                                                            1,187
    19,800    X5 Retail Group NV*                                                                 796
                                                                                            ---------
                                                                                                5,278
                                                                                            ---------
              HYPERMARKETS & SUPER CENTERS (0.2%)
   138,000    Lianhua Supermarket Holdings Co. Ltd.                                               619
     5,726    Shinsegae Co. Ltd.                                                                1,266
                                                                                            ---------
                                                                                                1,885
                                                                                            ---------
              PACKAGED FOODS & MEAT (1.4%)
   399,000    China Yurun Food Group Ltd.                                                       1,263
    18,270    CJ Cheiljedang Corp.                                                              3,229
   982,900    JBS S.A.                                                                          3,686
    22,694    Nong Shim Co. Ltd.                                                                4,172
 1,132,000    PT Indofood Sukses Makmur Tbk                                                       610
                                                                                            ---------
                                                                                               12,960
                                                                                            ---------
              PERSONAL PRODUCTS (0.2%)
   171,000    Hengan International Group Co. Ltd.                                               1,271
    20,800    Natura Cosmeticos S.A.                                                              528
                                                                                            ---------
                                                                                                1,799
                                                                                            ---------
              SOFT DRINKS (0.5%)
    82,500    Embotelladoras Arca S.A.                                                            449
    28,400    Fomento Economico Mexicano ADR                                                    1,597
   489,200    Grupo Continental S.A., acquired 7/02/2002 - 03/27/2009; cost $788(b)             1,684
       716    Lotte Chilsung Beverage Co. Ltd.*                                                   583
                                                                                            ---------
                                                                                                4,313
                                                                                            ---------
              TOBACCO (0.4%)
    74,419    KT&G Corp.                                                                        3,778
                                                                                            ---------
              Total Consumer Staples                                                           42,015
                                                                                            ---------
              ENERGY (14.6%)
              --------------
              COAL & CONSUMABLE FUELS (1.3%)
 1,975,000    China Coal Energy Co. Ltd  "H"                                                    2,810
   944,000    China Shenhua Energy Co. Ltd. "H"                                                 3,909
   233,600    PT Indo Tambangraya Megah                                                         1,210
 1,414,000    Yanzhou Coal Mining Co. Ltd. "H"                                                  4,221
                                                                                            ---------
                                                                                               12,150
                                                                                            ---------
              INTEGRATED OIL & GAS (8.5%)
    14,420    China Petroleum and Chemical Corp. ADR "H"(c)                                     1,480
   160,790    LUKoil Holdings ADR                                                              11,447
    13,600    MOL Hungarian Oil and Gas plc*                                                    1,647
   795,270    OAO Gazprom ADR                                                                  23,337
 4,906,000    PetroChina Co. Ltd. "H"                                                           6,677
    23,980    PetroChina Co. Ltd. ADR(c)                                                        3,269
   470,610    Petroleo Brasileiro S.A. ADR                                                     18,744
    63,100    PTT Public Co. Ltd.(a)                                                              696
   221,770    Rosneft Oil Co. OAO GDR(a),(d)                                                    2,094
   447,000    Rosneft Oil Co. OJSC GDR*                                                         4,220

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3  | USAA Emerging Markets Fund

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
    89,460    Sasol Ltd.                                                                    $   4,895
    19,290    Sasol Ltd. ADR                                                                    1,058
                                                                                            ---------
                                                                                               79,564
                                                                                            ---------
              OIL & GAS DRILLING (0.0%)
    14,500    Eurasia Drilling Co. Ltd. GDR                                                       464
                                                                                            ---------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
     2,800    Osx Brasil S.A.*                                                                    841
   124,900    TMK GDR*                                                                          2,498
                                                                                            ---------
                                                                                                3,339
                                                                                            ---------
              OIL & GAS EXPLORATION & PRODUCTION (1.8%)
 2,706,000    CNOOC Ltd.                                                                        6,129
     4,000    CNOOC Ltd. ADR                                                                      913
   234,150    JKX Oil & Gas plc                                                                 1,157
 5,361,500    Medco Energi Internasional Tkp                                                    1,778
    11,200    Novatek Oao GDR                                                                   1,455
    66,300    Pacific Rubiales Energy Corp.                                                     2,222
    19,300    Petrominerales Ltd.                                                                 803
   340,200    PTT Exploration & Production plc GDR(a)                                           2,025
                                                                                            ---------
                                                                                               16,482
                                                                                            ---------
              OIL & GAS REFINING & MARKETING (2.6%)
   317,100    Petronas Dagangan Berhad                                                          1,403
    73,800    Reliance Industries Ltd. GDR(d)                                                   3,143
   340,882    Reliance Industries Ltd. GDR(c),(d)                                              14,518
    18,100    SK Energy Co. Ltd.                                                                2,807
    86,800    Tupras-Turkiye Petrol Rafinerileri A.S.                                           2,161
                                                                                            ---------
                                                                                               24,032
                                                                                            ---------
              Total Energy                                                                    136,031
                                                                                            ---------
              FINANCIALS (20.0%)
              -----------------
              DIVERSIFIED BANKS (16.1%)
10,017,000    Agricultural Bank of China Ltd.*                                                  4,965
 1,295,310    Asya Katilim Bankasi A.S.                                                         2,090
   299,554    Banco Bradesco S.A. ADR                                                           5,865
   727,400    Banco De Oro                                                                        783
   135,952    Banco do Brasil S.A.                                                              2,431
    58,100    Banco do Estado do Rio Grande do Sul S.A.                                           636
     6,200    Banco Macro S.A. ADR                                                                259
   458,030    Banco Santander Brasil S.A. ADR                                                   5,579
   501,240    Bangkok Bank Public Co. Ltd.                                                      2,680
 7,582,000    Bank of China Ltd. "H"                                                            3,982
 1,552,227    Bank of the Philippine Islands                                                    1,982
    21,000    Bank Polska Kasa Opieki S.A.                                                      1,204
 9,828,973    China Construction Bank Corp. "H"                                                 8,582
 4,064,460    Chinatrust Financial Holding Co. Ltd.(a)                                          3,191
   167,590    Commercial International Bank(a)                                                    982
 3,654,509    First Financial Holding Co. Ltd.(a)                                               2,998
   108,400    Getin Holding S.A.*                                                                 494
   738,000    Grupo Financiero Banorte S.A.                                                     3,348
    29,600    Grupo Financiero Galicia S.A. ADR*                                                  425
    23,100    Hana Financial Group, Inc.                                                          921
     9,500    HDFC Bank Ltd. ADR                                                                1,398
    20,600    ICICI Bank Ltd. ADR                                                                 893
19,964,703    Industrial and Commercial Bank of China Ltd. "H"                                 15,304
   604,729    Itau Unibanco Banco Multiplo S.A. GDR                                            13,437
   170,500    JSC VTB Bank GDR                                                                  1,182
   852,200    Kasikornbank Public Co. Ltd.                                                      3,373
    90,400    Kasikornbank Public Co. Ltd. NVDR                                                   347
   125,613    KB Financial Group, Inc.                                                          6,144
    14,435    KB Financial Group, Inc. ADR*                                                       704
   450,000    Kiatnakin Bank Public Co. Ltd.(a)                                                   482

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                                                   Portfolio of Investments |  4

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
     4,600    Komercni Banka A.S.                                                           $   1,108
   526,010    Korea Exchange Bank                                                               4,255
 1,394,670    Malayan Banking Berhad                                                            3,941
   228,870    Nedcor Ltd.                                                                       4,201
   757,500    PT Bank Mandiri Tbk                                                                 498
 4,682,327    PT Bank Negara Indonesia Tbk                                                      1,884
    86,369    Shinhan Financial Group Co. Ltd.                                                  3,604
10,478,639    SinoPac Financials Holdings Co. Ltd.(a)                                           4,352
   710,971    Standard Bank Group Ltd.                                                         10,196
    93,741    State Bank of India Ltd. GDR(d)                                                  11,071
 1,626,048    Turkiye Is Bankasi                                                                5,065
   264,300    Woori Finance Holdings Co. Ltd.                                                   3,196
   220,200    Yapi ve Kredi Bankasi A.S.*                                                         614
                                                                                            ---------
                                                                                              150,646
                                                                                            ---------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
   238,812    Huaku Development Co. Ltd.(a)                                                       711
                                                                                            ---------
              INVESTMENT BANKING & BROKERAGE (0.1%)
 2,991,000    KGI Securities Co. Ltd.(a)                                                        1,445
                                                                                            ---------
              LIFE & HEALTH INSURANCE (1.2%)
 1,619,608    China Life Insurance Co. Ltd.(a)                                                  1,555
   825,000    China Life Insurance Co. Ltd. "H"                                                 3,141
   362,400    Discovery Holdings Ltd.                                                           2,056
 1,872,000    Shin Kong Financial Holding Co. Ltd.*(a)                                            791
   309,430    Tong Yang Life Insurance Co. Ltd.                                                 3,468
                                                                                            ---------
                                                                                               11,011
                                                                                            ---------
              MULTI-LINE INSURANCE (0.2%)
   267,600    China Pacific Insurance Group Co. Ltd. "H"                                        1,089
    71,100    Porto Seguro S.A.                                                                 1,133
                                                                                            ---------
                                                                                                2,222
                                                                                            ---------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   430,600    African Bank Investments Ltd.                                                     2,214
                                                                                            ---------
              PROPERTY & CASUALTY INSURANCE (0.7%)
    42,400    Dongbu Insurance Co. Ltd.                                                         1,720
    13,600    Hyundai Marine & Fire Insurance Co. Ltd.                                            327
 1,122,000    PICC Property and Casualty Co. Ltd "H"*                                           1,412
    14,381    Samsung Fire & Marine Insurance Co. Ltd.                                          2,848
                                                                                            ---------
                                                                                                6,307
                                                                                            ---------
              REAL ESTATE DEVELOPMENT (0.3%)
   987,040    China Overseas Land & Investment Ltd.                                             1,640
   148,400    Direcional Engenharia S.A.                                                          963
                                                                                            ---------
                                                                                                2,603
                                                                                            ---------
              REAL ESTATE OPERATING COMPANIES (0.6%)
    37,100    BR MALLS Participacoes S.A.                                                         353
    32,100    Iguatemi Empresa de Shopping Centers S.A.                                           695
29,334,000    Renhe Commercial Holdings Co. Ltd.                                                4,407
                                                                                            ---------
                                                                                                5,455
                                                                                            ---------
              REAL ESTATE SERVICES (0.1%)
    62,200    E-House (China) Holdings Ltd.                                                       758
                                                                                            ---------
              REINSURANCE (0.2%)
   177,533    Korean Reinsurance Co. Ltd.                                                       1,801
                                                                                            ---------
              SPECIALIZED FINANCE (0.2%)
   234,000    BM&F Bovespa S.A.                                                                 1,591
                                                                                            ---------
              Total Financials                                                                186,764
                                                                                            ---------

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5  | USAA Emerging Markets Fund

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
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              HEALTH CARE (0.9%)
              ------------------
              HEALTH CARE FACILITIES (0.2%)
  678,400     Life Healthcare Group Holdings Ltd.                                           $   1,461
                                                                                            ---------
              PHARMACEUTICALS (0.7%)
   39,300     Aspen Pharmacare Holdings Ltd.*                                                     460
   56,400     Pharmstandard GDR*                                                                1,591
1,586,000     PT Kalbe Farma Tbk                                                                  526
   18,580     Teva Pharmaceutical Industries Ltd. ADR                                             931
   24,729     Yuhan Corp.                                                                       3,330
                                                                                            ---------
                                                                                                6,838
                                                                                            ---------
              Total Health Care                                                                 8,299
                                                                                            ---------
              INDUSTRIALS (6.2%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
   16,300     Embraer S.A. ADR                                                                    555
                                                                                            ---------
              AIR FREIGHT & LOGISTICS (0.2%)
8,216,200     Sinotrans Ltd. "H", acquired 3/31/2005 - 4/19/2010; cost $1,925(b)                2,237
                                                                                            ---------
              AIRLINES (0.7%)
1,156,000     Air China Ltd. "H"*                                                               1,079
1,426,000     China Eastern Airlines Corp. Ltd. "H"*(c)                                           628
3,006,000     China Southern Airlines Co. Ltd. "H"*                                             1,420
  788,044     Eva Airways Corp.*(a)                                                               713
   26,400     Gol - Linhas Aereas Inteligentes S.A. ADR                                           355
   19,100     Tam S.A. ADR                                                                        409
1,330,696     Thai Airways International Public Co. Ltd.(a)                                     1,676
                                                                                            ---------
                                                                                                6,280
                                                                                            ---------
              AIRPORT SERVICES (0.4%)
6,532,000     Beijing Capital International Airport Co. Ltd. "H"                                3,271
  341,600     OHL Mexico SC, S.A.B. de C.V.*                                                      621
                                                                                            ---------
                                                                                                3,892
                                                                                            ---------
              CONSTRUCTION & ENGINEERING (1.5%)
2,161,000     China Railway Construction Corp.                                                  2,408
3,474,000     China Railway Group Ltd. "H"                                                      2,208
   21,700     Daelim Industrial Co. Ltd.                                                        1,886
   67,410     Hyundai Development Co.*                                                          1,828
  802,070     Murray & Roberts Holdings Ltd.                                                    2,880
   11,200     Samsung Engineering Co. Ltd.                                                      1,776
  332,500     Tekfen Holding Co. Inc.                                                           1,115
                                                                                            ---------
                                                                                               14,101
                                                                                            ---------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.6%)
1,888,000     China South Locomotive & Rolling Stock Industry Group                             2,095
   57,920     Daewoo Shipbuilding & Marine Engineering Co. Ltd.                                 1,770
    6,610     Hyundai Heavy Industries Co. Ltd.                                                 2,548
1,271,100     International Mining Machinery Holdings Ltd.*                                       930
   19,900     Iochpe-Maxion S.A.                                                                  246
  138,500     Marcopolo S.A.                                                                      474
  768,000     PT United Tractors Tbk                                                            2,020
   25,300     Randon S.A. Implementos e Participacoes                                             171
  122,800     Tata Motors Ltd. ADR                                                              3,023
  342,000     Weichai Power Co. Ltd. "H"                                                        2,275
                                                                                            ---------
                                                                                               15,552
                                                                                            ---------
              INDUSTRIAL CONGLOMERATES (0.9%)
  106,000     Alfa, S.A.B. de C.V. "A"                                                          1,319
   73,700     Bidvest Group Ltd.                                                                1,651
   11,390     CJ Corp.                                                                            718
   28,460     LG Corp.                                                                          1,957

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
1,694,266     NWS Holdings Ltd.                                                             $   2,628
                                                                                            ---------
                                                                                                8,273
                                                                                            ---------
              INDUSTRIAL MACHINERY (0.1%)
  127,900     Metalfrio Solutions S.A., acquired 4/12/2007 - 6/20/2007; cost $1,253(b)            823
                                                                                            ---------
              MARINE (0.4%)
  777,500     China COSCO Holdings Co. Ltd. "H"*                                                  828
1,780,000     Evergreen Marine Corp. Ltd.*(a)                                                   1,575
1,923,000     Sitc International Co. Ltd.*                                                      1,202
                                                                                            ---------
                                                                                                3,605
                                                                                            ---------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
  162,000     Barloworld Ltd.                                                                   1,681
                                                                                            ---------
              TRUCKING (0.1%)
   82,100     Localiza Rent a Car S.A.                                                          1,160
                                                                                            ---------
              Total Industrials                                                                58,159
                                                                                            ---------
              INFORMATION TECHNOLOGY (12.9%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (0.7%)
4,807,500     BYD Electronic International Co. Ltd.                                             3,056
   96,000     High Tech Computer Corp.(a)                                                       3,488
                                                                                            ---------
                                                                                                6,544
                                                                                            ---------
              COMPUTER HARDWARE (1.0%)
  288,398     Asustek Computer, Inc.(a)                                                         2,630
  981,989     Compal Electronics, Inc.(a)                                                       1,154
2,983,000     Quanta Computer, Inc.(a)                                                          5,857
                                                                                            ---------
                                                                                                9,641
                                                                                            ---------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
  206,000     Giga-Byte Technology Co. Ltd.(a)                                                    206
  286,045     Lite-On Technology Corp.(a)                                                         356
1,655,530     TPV Technology Ltd.                                                                 974
                                                                                            ---------
                                                                                                1,536
                                                                                            ---------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
  444,800     Cielo S.A.                                                                        3,510
  369,200     Redecard S.A.                                                                     4,771
                                                                                            ---------
                                                                                                8,281
                                                                                            ---------
              ELECTRONIC COMPONENTS (1.4%)
  895,000     AU Optronics Corp.*(a)                                                              815
  456,300     AU Optronics Corp. ADR*                                                           4,098
  459,800     Delta Electronics Public Co. Ltd.(a)                                                414
1,298,594     Nan Ya Printed Circuit Board Corp.(a)                                             4,642
   33,000     Unimicron Technology Corp.(a)                                                        61
  360,000     Young Fast Optoelectronics Co. Ltd.(a)                                            3,183
                                                                                            ---------
                                                                                               13,213
                                                                                            ---------
              ELECTRONIC MANUFACTURING SERVICES (1.2%)
3,105,707     Hon Hai Precision Industry Corp. Ltd.(a)                                         11,437
                                                                                            ---------
              HOME ENTERTAINMENT SOFTWARE (0.4%)
  131,730     Perfect World Co. Ltd. ADR*                                                       2,795
  117,180     Shanda Games Ltd. ADR*                                                              715
                                                                                            ---------
                                                                                                3,510
                                                                                            ---------
              INTERNET SOFTWARE & SERVICES (0.4%)
  730,500     Alibaba.com Ltd.                                                                  1,362
    5,700     Sina Corp.*                                                                         465
   91,200     Tencent Holdings Ltd.                                                             2,422
                                                                                            ---------
                                                                                                4,249
                                                                                            ---------

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (0.9%)
   15,200     Infosys Technologies Ltd. ADR                                                 $   1,014
   66,930     Patni Computer Systems ADR(c)                                                     1,312
1,513,890     Rolta India Ltd.*(d)                                                              4,687
   15,760     SK C&C Co. Ltd.                                                                   1,325
                                                                                            ---------
                                                                                                8,338
                                                                                            ---------
              SEMICONDUCTORS (5.3%)
  960,000     Advanced Semiconductor Engineering, Inc.(a)                                       1,085
  258,287     King Yuan Electronics Co. Ltd.*(a)                                                  152
1,159,000     Macronix International Co. Ltd.(a)                                                  843
  633,000     Powertech Technology, Inc.(a)                                                     2,214
   27,611     Samsung Electronics Co. Ltd.                                                     22,580
  682,000     Siliconware Precision Industries Co.(a)                                             943
   54,100     Siliconware Precision Industries Co. ADR                                            367
3,309,378     Taiwan Semiconductor Manufacturing Co. Ltd.(a)                                    7,912
  403,433     Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                   4,958
  947,060     Transcend Information, Inc.(a)                                                    2,492
9,488,286     United Microelectronics Corp.(a)                                                  4,935
  510,380     United Microelectronics Corp. ADR                                                 1,429
                                                                                            ---------
                                                                                               49,910
                                                                                            ---------
              SYSTEMS SOFTWARE (0.4%)
  189,420     Asseco Poland S.A.                                                                3,385
                                                                                            ---------
              TECHNOLOGY DISTRIBUTORS (0.1%)
1,114,800     China ITS Holdings Co. Ltd.*                                                        644
                                                                                            ---------
              Total Information Technology                                                    120,688
                                                                                            ---------
              MATERIALS (13.2%)
              ----------------
              COMMODITY CHEMICALS (1.7%)
1,509,000     Formosa Plastics Corp.(a)                                                         5,067
   46,700     Hanwha Chemical Corp.                                                             1,390
   16,900     Hyosung Chemical, Inc.                                                            1,168
   62,300     KP Chemical Corp.                                                                 1,258
    8,060     LG Chem Ltd.                                                                      2,657
  141,602     Mexichem S.A. de C.V.                                                               510
  396,000     Nan Ya Plastics Corp.(a)                                                          1,148
  755,100     Petronas Chemicals Group Bhd*                                                     1,559
   24,492     SK Chemicals Co. Ltd.                                                             1,276
                                                                                            ---------
                                                                                               16,033
                                                                                            ---------
              CONSTRUCTION MATERIALS (1.6%)
3,854,500     Asia Cement (China) Holdings Corp., acquired 9/25/2009 - 11/19/2010;
                 cost $2,218(b)                                                                 2,019
1,863,270     Asia Cement Corp.(a)                                                              1,877
  181,487     Cemex S.A. de C.V. ADR*                                                           1,632
  458,000     China National Building Material Co. Ltd. "H"                                     1,124
1,522,783     India Cements Ltd. GDR(a),(d)                                                     5,746
  457,900     Magnesita Refratarios S.A.*                                                       2,281
                                                                                            ---------
                                                                                               14,679
                                                                                            ---------
              DIVERSIFIED METALS & MINING (1.8%)
   39,100     African Rainbow Minerals Ltd.                                                     1,186
5,446,000     Borneo Lumbung Energi and Meta Tbk*                                                 926
   77,800     Exxaro Resources Ltd.                                                             1,703
  841,968     Grupo Mexico S.A.B. de C.V. "B"                                                   3,209
  141,000     Jiangxi Copper Co. "H"                                                              444
    7,700     KGHM Polska Miedz S.A.                                                              471
    8,620     Korea Zinc Co. Ltd.                                                               2,551
   97,510     Mining and Metallurgical Co. Norilsk Nickel ADR                                   2,355
   72,700     New World Resources N.V. "A"                                                      1,145
  377,500     PT International Nickel Indonesia Tbk                                               216
   25,000     Southern Copper Corp.                                                             1,058

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
  162,210     Sterlite Industries India Ltd. ADR                                            $   2,391
                                                                                            ---------
                                                                                               17,655
                                                                                            ---------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
   17,600     Sociedad Quimica y Minera Chile S.A. ADR                                            933
   41,300     Uralkali GDR                                                                      1,688
                                                                                            ---------
                                                                                                2,621
                                                                                            ---------
              GOLD (1.0%)
  512,380     African Barrick Gold Ltd.                                                         4,823
   35,936     AngloGold Ashanti Ltd. ADR                                                        1,755
  136,900     Gold Fields Ltd. ADR                                                              2,452
                                                                                            ---------
                                                                                                9,030
                                                                                            ---------
              PAPER PRODUCTS (0.5%)
  195,900     Fibria Celulose S.A. ADR*(c)                                                      2,823
  445,561     Sappi Ltd.*                                                                       2,365
                                                                                            ---------
                                                                                                5,188
                                                                                            ---------
              PRECIOUS METALS & MINERALS (0.9%)
   64,432     Anglo Platinum Ltd.*                                                              6,265
   33,500     Fresnillo plc                                                                       868
   28,500     Industrias Penoles, S.A.B. de C.V.                                                  992
                                                                                            ---------
                                                                                                8,125
                                                                                            ---------
              STEEL (5.4%)
  137,645     ArcelorMittal South Africa Ltd.                                                   1,783
   89,600     Companhia Siderurgica Nacional S.A. ADR                                           1,458
   29,300     Dongkuk Steel Mill Co. Ltd.                                                         927
  389,605     El Ezz Steel Rebars S.A.E.*(a)                                                      992
   17,000     Evraz Group S.A. GDR*                                                               670
  239,790     Gerdau S.A. ADR(c)                                                                3,237
   53,600     Hyundai Hysco                                                                     1,306
  209,400     Industrias CH, S.A. de C.V "B"*                                                     830
   47,500     Kumba Iron Ore Ltd.                                                               3,213
4,884,000     Maanshan Iron & Steel Co. Ltd.                                                    2,496
    5,200     Magnitogorsk Iron & Steel Works GDR*                                                 75
   35,500     Mechel OAO ADR                                                                    1,080
   80,200     Metalurgica Gerdau S.A.                                                           1,245
   35,500     Novolipetsk Steel GDR                                                             1,629
    6,310     POSCO                                                                             2,572
   24,820     POSCO ADR                                                                         2,558
  116,000     Severstal Joint Stock Co.                                                         2,212
   31,300     Ternium S.A. ADR                                                                  1,128
  317,050     Vale S.A.                                                                        10,853
  342,600     Vale S.A. ADR                                                                    10,268
                                                                                            ---------
                                                                                               50,532
                                                                                            ---------
              Total Materials                                                                 123,863
                                                                                            ---------
              TELECOMMUNICATION SERVICES (6.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
   37,790     Brasil Telecom S.A. ADR                                                             871
   14,056     Chunghwa Telecom Co. Ltd. ADR                                                       415
  155,600     KT Corp. ADR*(c)                                                                  3,079
1,096,890     Mahanagar Telephone Nigam Ltd. ADR*(c)                                            2,018
3,187,700     PT Telekomunikasi Indonesia Tbk                                                   2,692
   18,000     Telecom Argentina S.A. ADR "B"                                                      425
  502,950     Telekomunikacja Polska S.A.                                                       3,032
  334,420     Telkom S.A. Ltd.                                                                  1,703
                                                                                            ---------
                                                                                               14,235
                                                                                            ---------
              WIRELESS TELECOMMUNICATION SERVICES (5.2%)
  159,400     America Movil S.A.B. de C.V. ADR "L"                                              9,153

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
1,286,500     China Mobile Ltd.                                                             $  12,059
   67,870     China Mobile Ltd. ADR                                                             3,208
   38,400     Digi.com Berhad                                                                     335
    4,600     Millicom International Cellular S.A.                                                403
  260,361     MTN Group Ltd.                                                                    4,596
    6,200     Philippine Long Distance Telephone Co.                                              307
3,561,500     PT Indonesian Satellite Corp. Tbk                                                 2,039
   10,876     SK Telecom Co. Ltd.                                                               1,571
  181,460     SK Telecom Co. Ltd. ADR                                                           3,192
  352,000     Taiwan Mobile Co. Ltd.(a)                                                           787
  170,340     Turkcell Iletisim Hizmetleri A.S.                                                   954
   40,990     Turkcell Iletisim Hizmetleri A.S. ADR                                               577
  371,860     Vimpelcom Ltd.                                                                    5,250
   59,800     Vivo Participacoes S.A.                                                           2,201
  168,900     Vodacom Group Ltd.                                                                1,817
                                                                                            ---------
                                                                                               48,449
                                                                                            ---------
              Total Telecommunication Services                                                 62,684
                                                                                            ---------
              UTILITIES (2.0%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
  111,113     Centrais Electricas Brasileiras S.A.                                              1,569
   55,148     Companhia Energetica de Minas Gerais ADR                                            930
   20,200     Energias do Brasil S.A.                                                             452
   60,500     Enersis S.A. ADR                                                                  1,229
   84,300     Korea Electric Power Corp.*                                                       2,062
   36,800     Korea Electric Power Corp. ADR*                                                     449
1,266,887     Tenaga Nasional Berhad                                                            2,616
                                                                                            ---------
                                                                                                9,307
                                                                                            ---------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
1,702,500     Aboitiz Power Corp.                                                               1,125
9,704,000     China Power International Development Ltd.                                        1,931
5,075,800     Huaneng Power International, Inc. "H"                                             2,829
   32,940     Huaneng Power International, Inc. ADR "H"(c)                                        741
                                                                                            ---------
                                                                                                6,626
                                                                                            ---------
              WATER UTILITIES (0.3%)
  170,400     Companhia de Saneamento de Minas Gerais                                           2,970
                                                                                            ---------
              Total Utilities                                                                  18,903
                                                                                            ---------
              Total Common Stocks (cost: $730,808)                                            838,454
                                                                                            ---------
              PREFERRED SECURITIES (4.5%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
   27,025     Hyundai Motor Co. Ltd.                                                            1,420
                                                                                            ---------
              TEXTILES (0.1%)
  355,888     Companhia de Tecidos Norte de Minas, acquired 5/29/2003 - 12/14/2010;
                 cost $1,212(b)                                                                 1,048
                                                                                            ---------
              Total Consumer Discretionary                                                      2,468
                                                                                            ---------
              CONSUMER STAPLES (0.2%)
              -----------------------
              BREWERS (0.2%)
   86,800     Companhia de Bebidas das Americas ADR                                             2,344
                                                                                            ---------
              Total Consumer Staples                                                            2,344
                                                                                            ---------
              ENERGY (2.0%)
              -------------
              INTEGRATED OIL & GAS (2.0%)
  531,150     Petroleo Brasileiro S.A. ADR                                                     18,681
                                                                                            ---------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              Total Energy                                                                  $  18,681
                                                                                            ---------
              FINANCIALS (0.6%)
              -----------------
              DIVERSIFIED BANKS (0.6%)
    58,800    Banco Itau Holding Financeira S.A.                                                1,308
   580,481    Itausa - Investimentos Itau S.A.                                                  4,235
                                                                                            ---------
                                                                                                5,543
                                                                                            ---------
              Total Financials                                                                  5,543
                                                                                            ---------
              MATERIALS (0.4%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
    59,100    Braskem S.A. "A"*                                                                   720
                                                                                            ---------
              PAPER PRODUCTS (0.1%)
    70,625    Suzano Papel e Celulose S.A.                                                        603
                                                                                            ---------
              STEEL (0.2%)
    76,000    Bradespar S.A.                                                                    1,973
    50,100    Gerdau S.A.                                                                         662
                                                                                            ---------
                                                                                                2,635
                                                                                            ---------
              Total Materials                                                                   3,958
                                                                                            ---------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   189,700    Tele Norte Leste Participacoes S.A. ADR                                           2,995
                                                                                            ---------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    67,300    Tim Participacoes S.A. ADR                                                        2,606
                                                                                            ---------
              Total Telecommunication Services                                                  5,601
                                                                                            ---------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
   186,371    Companhia Energetica de Minas Gerais (CEMIG)                                      3,097
    14,200    Companhia Paranaense de Energia ADR                                                 363
                                                                                            ---------
                                                                                                3,460
                                                                                            ---------
              Total Utilities                                                                   3,460
                                                                                            ---------
              Total Preferred Securities (cost: $35,729)                                       42,055
                                                                                            ---------
              EXCHANGE-TRADED FUNDS (1.9%)
    45,451    iPath MSCI India Index*(c)                                                        2,957
 2,332,900    iShares FTSE/Xinhua A50 China Tracker                                             3,912
   123,140    iShares MSCI Emerging Markets Index ETF(c)                                        5,639
   233,260    WisdomTree India Earnings ETF(c)                                                  5,262
                                                                                            ---------
              Total Exchange-Traded Funds (cost: $16,927)                                      17,770
                                                                                            ---------
              Total Equity Securities (cost: $783,464)                                        898,279
                                                                                            ---------

              MONEY MARKET INSTRUMENTS (2.9%)

              MONEY MARKET FUNDS (2.9%)
27,508,096    State Street Institutional Liquid Reserve Fund, 0.21%(e) (cost: $27,508)         27,508
                                                                                            ---------
              Total Money Market Instruments (cost: $27,508)                                   27,508
                                                                                            ---------

================================================================================

11  | USAA Emerging Markets Fund

================================================================================


NUMBER
OF SHARES     SECURITY                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (1.9%)

              MONEY MARKET FUNDS (1.0%)
    6,705     Aim Short-term Investment Co. Liquid Assets Portfolio, 0.17%(e)               $       7
2,384,869     Blackrock Liquidity Funds Tempfund, 0.15%(e)                                      2,385
7,086,651     Fidelity Institutional Money Market Portfolio, 0.21%(e)                           7,086
                                                                                            ---------
              Total Money Market Funds                                                          9,478
                                                                                            ---------

PRINCIPAL                                                                                      MARKET
AMOUNT                                                                                          VALUE
(000)         SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (0.9%)
$   4,338     Credit Suisse First Boston LLC, 0.19%, acquired on 2/28/2011 and due 3/01/2011 at $4,338 (collateralized by $4,185 of Fannie Mae(f),
                 3.00%, due 9/16/2014; market value $4,427)                                     4,338
    3,761     Deutsche Bank Securities, Inc., 0.19%, acquired on 2/28/2011 and due 3/01/2011 at $3,761 (collateralized by $3,838 of Freddie Mac(f),
                 0.12%(g), due 4/19/2011; market value $3,838)                                  3,761
                                                                                            ---------
              Total Repurchase Agreements                                                       8,099
                                                                                            ---------
              Total Short-term Investments Purchased With Cash Collateral From
                 Securities Loaned (cost: $17,577)                                             17,577
                                                                                            ---------

              TOTAL INVESTMENTS (COST: $828,549)                                            $ 943,364
                                                                                            =========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES       OTHER          SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                            MARKETS        OBSERVABLE         INPUTS
                                         FOR IDENTICAL      INPUTS
ASSETS                                      ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                          $     737,596    $   100,858      $         --     $    838,454
  PREFERRED SECURITIES                          42,055             --                --           42,055
  EXCHANGE-TRADED FUNDS                         17,770             --                --           17,770
MONEY MARKET INSTRUMENTS:
  Money Market Funds                            27,508             --                --           27,508
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  Money Market Funds                             9,478             --                --            9,478
  REPURCHASE AGREEMENTS                             --          8,099                --            8,099
--------------------------------------------------------------------------------------------------------
Total                                    $     834,407    $   108,957      $         --     $    943,364
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2010 through February 28, 2011, common stocks with a fair value of $264,202,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At February 28, 2011, it was not necessary to adjust the closing prices for these securities.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign

================================================================================

13  | USAA Emerging Markets Fund

================================================================================

securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of February 28, 2011, was approximately $17,056,000.

================================================================================

15  | USAA Emerging Markets Fund

================================================================================

E. As of February 28, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2011, were $144,316,000 and $29,501,000, respectively, resulting in net unrealized appreciation of $114,815,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $934,647,000 at February 28, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iPath iPath - Exchange traded notes (ETNs) that are senior, unsecured, unsubordinated debt securities issued by Barclays Bank, PLC. ETNs are traded on securities exchanges and are linked to the return of a benchmark index.
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

SPECIFIC NOTES

(a) Security was fair valued at February 28, 2011, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2011, was $9,302,000, which represented 1.0% of the Fund's net assets.
(c)   The security or a portion thereof was out on loan as of February 28, 2011.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

(e) Rate represents the money market fund annualized seven-day yield at February 28, 2011.
(f) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(g) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*     Non-income-producing security.

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17  | USAA Emerging Markets Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      April 25, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       April 26, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       April 26, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.